Net Investment In Subleases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Investment In Subleases [Abstract]
Disclosure of Detailed Information Net Investment in Subleases Explanatory

	December 31, 2024	December 31, 2023
Balance, beginning of year	21,366	23,319
Additions	716	832
Finance income	763	857
Rents recovered (payments made directly to landlords)	(3,558)	(4,004)
Dispositions and remeasurements	(1,101)	362
Balance, end of year	18,186	21,366

Current portion	2,832	2,970
Long-term	15,354	18,396